Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line items]
Gross proceeds		$ 230,000,000
Proceeds allocated to Public Warrants		(1,993,333)
Class A Ordinary Shares subject to possible redemption, issuance cost		(4,942,724)
Accretion of carrying value to redemption value	$ 2,045,145	7,988,744
Class A Ordinary Shares subject to possible redemption	$ 233,097,832	$ 231,052,687